Annual Fund Operating Expenses (Vanguard European Stock Index Fund Institutional)	Vanguard European Stock Index Fund Vanguard European Stock Index Fund - Institutional Shares 11/1/2013 - 10/31/2014	Vanguard European Stock Index Fund Vanguard European Stock Index Fund - Institutional Plus Shares 11/1/2013 - 10/31/2014
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.06%	0.03%
12b-1 Distribution Fee	none	none
Other Expenses	0.03%	0.05%
Total Annual Fund Operating Expenses	0.09%	0.08%